Long-Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 17, 2014	Jul. 07, 2014	Jun. 30, 2014	Aug. 22, 2014	Oct. 16, 2014	Dec. 31, 2013	Jul. 08, 2014	Jul. 02, 2014	Aug. 26, 2014	Mar. 05, 2015	Oct. 23, 2014
New term bank loan	$ 158,533
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down	686,206						572,080
Suezmax tanker Eurovision
New term bank loan		42,000
Duration of term bank loan		7 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down		42,000
Debt periodic payment		14 semi-annual installments
Debt periodic payment amount		1,400
Debt balloon payment		22,400
Suezmax tanker Euro
New term bank loan			39,000
Duration of term bank loan			6 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down								39,000
Debt periodic payment			12 consecutive semi-annual installments
Debt periodic payment amount			1,300
Debt balloon payment			23,400
Five Aframax Tankers Under Construction
New term bank loan				193,239
Duration of term bank loan				6 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down									25,610
Debt periodic payment				12 consecutive semi-annual installments
Debt periodic payment amount				6,038
Debt balloon payment				120,783
One Aframax Tanker Under Construction
New term bank loan					38,800
Duration of term bank loan					7 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down										5,172
Debt periodic payment					14 consecutive semi-annual installments
Debt periodic payment amount					1,290
Debt balloon payment					20,740
Two Aframax Tankers Under Construction
New term bank loan					78,744
Duration of term bank loan					6 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down										10,344
Debt periodic payment					12 consecutive semi-annual installments
Debt periodic payment amount					2,335
Debt balloon payment					50,730
One Aframax Tanker Under Construction
New term bank loan					39,954
Duration of term bank loan					6 years
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down										5,172
Debt periodic payment					12 consecutive semi-annual installments
Debt periodic payment amount					1,249
Debt balloon payment					24,971
LNG Carrier Under Construction
New term bank loan						The facility amount is the lower of $52,195 or the 50% of the pre-delivery value of the vessel.
Term loan balances, with balloon payments due at maturity between October 2016 and April 2024 / Amount drawn down											$ 20,960	$ 31,235
Debt periodic payment						Single installment due on the delivery date of the vessel
All Company's term bank loans
Libor plus spread minimum	1.73%
Libor plus spread maximum	3.98%